CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT - USD ($)	Series Seed Convertible Preferred Shares Previously reported	Series Seed Convertible Preferred Shares Adjustment	Series Seed-1 Convertible Preferred Shares Previously reported	Series Seed-1 Convertible Preferred Shares Adjustment	Series A-1 Convertible Preferred Shares Previously reported	Series A-1 Convertible Preferred Shares Adjustment	Series B-1 Convertible Preferred Shares Previously reported	Series B-1 Convertible Preferred Shares Adjustment	Series B-2 Convertible Preferred Shares Previously reported	Series B-2 Convertible Preferred Shares Adjustment	Stockholders' Deficit Previously reported	Stockholders' Deficit Adjustment	Stockholders' Deficit	Common Stock Previously reported	Common Stock Adjustment	Common Stock	Additional Paid-in Capital Previously reported	Additional Paid-in Capital Adjustment	Additional Paid-in Capital	Accumulated Deficit Previously reported	Accumulated Deficit	Accumulated Other Comprehensive Income [Loss] Previously reported	Accumulated Other Comprehensive Income [Loss]	Noncontrolling interest Previously reported	Noncontrolling interest	Previously reported	Adjustment	Total
Beginning balance (in shares) at Dec. 31, 2022	644,030	(644,030)	91,120	(91,120)	743,068	(743,068)	649,843	(649,843)	142,730	(142,730)
Beginning balance at Dec. 31, 2022	$ 2,200,000		$ 292,625		$ 3,195,192		$ 3,983,538		$ 2,310,929
Beginning balance (in shares) at Dec. 31, 2022														1,588,141	11,750,109	13,338,250
Beginning balance at Dec. 31, 2022		$ (2,200,000)		$ (292,625)		$ (3,195,192)		$ (3,983,538)		$ (2,310,929)	$ (12,386,857)	$ 11,982,284	$ (404,573)	$ 159	$ 1,175	$ 1,334	$ 1,306,658	$ 11,981,109	$ 13,287,767	$ (13,710,685)	$ (13,710,685)	$ 17,011	$ 17,011	$ 22,843	$ 22,843	$ (12,364,014)	$ 11,982,284	$ (381,730)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense													407						407									407
Foreign currency translation adjustments													97,613										97,613					97,613
Net loss													(9,149,666)								(9,149,666)				(49,188)			(9,198,854)
Ending balance (in shares) at Dec. 31, 2023														1,588,141	11,750,296	13,338,437
Ending balance at Dec. 31, 2023											(21,438,503)	11,982,284	(9,456,219)	$ 159	$ 1,175	$ 1,334	1,307,065	11,981,109	13,288,174	(22,860,351)	(22,860,351)	114,624	114,624	(26,345)	(26,345)	(21,464,848)	11,982,284	(9,482,564)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense													41						41									41
Foreign currency translation adjustments													10,518										10,518					10,518
Net loss													(2,605,710)								(2,605,710)				2,337			(2,603,373)
Ending balance (in shares) at Mar. 31, 2024																13,338,437
Ending balance at Mar. 31, 2024													(12,051,370)			$ 1,334			13,288,215		(25,466,061)		125,142		(24,008)			(12,075,378)
Beginning balance (in shares) at Dec. 31, 2023														1,588,141	11,750,296	13,338,437
Beginning balance at Dec. 31, 2023											(21,438,503)	11,982,284	(9,456,219)	$ 159	$ 1,175	$ 1,334	1,307,065	11,981,109	13,288,174	(22,860,351)	(22,860,351)	114,624	114,624	(26,345)	(26,345)	(21,464,848)	11,982,284	(9,482,564)
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments																												29,869
Ending balance (in shares) at Sep. 30, 2024																27,232,192
Ending balance at Sep. 30, 2024											(28,340,000)		(19,922,436)	$ 2,000		$ 2,724	11,425,000		17,527,201	(39,910,000)	(37,596,854)		144,493		1,311,919	(27,029,000)		(18,610,517)
Beginning balance (in shares) at Dec. 31, 2023														1,588,141	11,750,296	13,338,437
Beginning balance at Dec. 31, 2023											(21,438,503)	$ 11,982,284	(9,456,219)	$ 159	$ 1,175	$ 1,334	1,307,065	$ 11,981,109	13,288,174	(22,860,351)	(22,860,351)	$ 114,624	114,624	$ (26,345)	(26,345)	(21,464,848)	$ 11,982,284	(9,482,564)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense													525						525									525
Stock-based compensation to employees (in shares)																16,607
Stock-based compensation to employees													35,000			$ 1			34,999									35,000
Shares issued for services (in shares)																885,000
Shares issued for services													1,729,350			$ 89			1,729,261									1,729,350
Shares issues for settlement (in shares)																125,000
Shares issues for settlement													133,750			$ 13			133,737									133,750
Shares issued for acquisition of Green Energy Gains (in shares)																160,000
Shares issued for acquisition of Green Energy Gains													161,440			$ 16			161,424									161,440
Non-controlling unit ownership change													50,931						50,931						(759)			50,172
Business combination recapitalization net of transaction costs (in shares)																6,701,421
Business combination recapitalization net of transaction costs													(6,672,972)			$ 670			(6,673,642)									(6,672,972)
Conversion of convertible debt and accrued interest (in shares)																1,067,592
Conversion of convertible debt and accrued interest													3,779,223			$ 107			3,779,116									3,779,223
Shares issued in connection with debt settlements (in shares)																6,534,776
Shares issued in connection with debt settlements													7,461,574			$ 654			7,460,920									7,461,574
Issuance of common stock for Standby Equity Purchase Agreement (in shares)																264,456
Issuance of common stock for Standby Equity Purchase Agreement													187,500			$ 26			187,474									187,500
Minority Interest Resulting from DC Acquisition																									1,287,320			1,287,320
Foreign currency translation adjustments													51,383										51,383					51,383
Net loss													(22,565,748)								(22,565,748)				57,540			(22,508,208)
Ending balance (in shares) at Dec. 31, 2024																29,093,289
Ending balance at Dec. 31, 2024													(25,104,263)			$ 2,910			20,152,919		(45,426,099)		166,007		1,317,756			(23,786,507)
Beginning balance (in shares) at Mar. 31, 2024																13,338,437
Beginning balance at Mar. 31, 2024													(12,051,370)			$ 1,334			13,288,215		(25,466,061)		125,142		(24,008)			(12,075,378)
Increase (Decrease) in Stockholders' Equity
Stock-based compensation expense													322						322									322
Non-controlling unit ownership change													50,931						50,931						(759)			50,172
Foreign currency translation adjustments													(128)										(128)					(128)
Net loss													(2,206,504)								(2,206,504)				(10,782)			(2,217,286)
Ending balance (in shares) at Jun. 30, 2024																13,343,437
Ending balance at Jun. 30, 2024													(14,171,749)			$ 1,335			13,374,467		(27,672,565)		125,014		(35,549)			(14,207,298)
Increase (Decrease) in Stockholders' Equity
Shares issued for acquisition of Green Energy Gains																									1,287,320			1,287,320
Business combination recapitalization net of transaction costs (in shares)																6,701,421
Business combination recapitalization net of transaction costs													(6,664,636)			$ 670			(6,665,306)									(6,664,636)
Conversion of convertible debt and accrued interest (in shares)																1,067,592
Conversion of convertible debt and accrued interest													3,779,223			$ 107			3,779,116									3,779,223
Shares issued in connection with debt settlements (in shares)																6,119,742
Shares issued in connection with debt settlements													7,039,536			$ 612			7,038,924									7,039,536
Foreign currency translation adjustments													19,479										19,479					19,479
Net loss													(9,924,289)								(9,924,289)				60,148			(9,864,141)
Ending balance (in shares) at Sep. 30, 2024																27,232,192
Ending balance at Sep. 30, 2024											$ (28,340,000)		(19,922,436)	$ 2,000		$ 2,724	$ 11,425,000		17,527,201	$ (39,910,000)	(37,596,854)		144,493		1,311,919	$ (27,029,000)		(18,610,517)
Beginning balance (in shares) at Dec. 31, 2024																29,093,289
Beginning balance at Dec. 31, 2024													(25,104,263)			$ 2,910			20,152,919		(45,426,099)		166,007		1,317,756			(23,786,507)
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments													10,781										10,781					10,781
Net loss													(7,018,410)								(7,018,410)				41,071			(6,977,339)
Ending balance (in shares) at Mar. 31, 2025																35,505,015
Ending balance at Mar. 31, 2025													(27,322,635)			$ 3,551			24,941,535		(52,444,509)		176,788		1,358,827			(25,963,808)
Beginning balance (in shares) at Dec. 31, 2024																29,093,289
Beginning balance at Dec. 31, 2024													(25,104,263)			$ 2,910			20,152,919		(45,426,099)		166,007		1,317,756			(23,786,507)
Increase (Decrease) in Stockholders' Equity
Foreign currency translation adjustments																												(128,923)
Ending balance (in shares) at Sep. 30, 2025																94,610,968
Ending balance at Sep. 30, 2025													(13,633,055)			$ 9,460			43,454,545		(57,134,144)		37,084		1,880,439			(11,752,616)
Beginning balance (in shares) at Mar. 31, 2025																35,505,015
Beginning balance at Mar. 31, 2025													(27,322,635)			$ 3,551			24,941,535		(52,444,509)		176,788		1,358,827			(25,963,808)
Increase (Decrease) in Stockholders' Equity
Shares issued for acquisition of Green Energy Gains (in shares)																4,900,000
Shares issued for acquisition of Green Energy Gains													3,141,478			$ 490			3,140,988									3,141,478
Conversion of convertible debt and accrued interest (in shares)																15,290,930
Conversion of convertible debt and accrued interest													7,740,915			$ 1,529			7,739,386									7,740,915
Minority Interest Resulting from DC Acquisition																									228,520			228,520
Foreign currency translation adjustments													(43,860)										(43,860)					(43,860)
Net loss													(3,544,064)								(3,544,064)				137,956			(3,406,108)
Ending balance (in shares) at Jun. 30, 2025																71,631,073
Ending balance at Jun. 30, 2025													(13,306,535)			$ 7,163			42,541,947		(55,988,573)		132,928		1,725,303			$ (11,581,232)
Increase (Decrease) in Stockholders' Equity
Shares issued for services (in shares)																												1,134,246
Shares issued for services																												$ 207,000
Conversion of convertible debt and accrued interest (in shares)																21,194,562
Conversion of convertible debt and accrued interest													870,604			$ 2,119			868,485									870,604
Minority Interest Resulting from DC Acquisition																									2,607			2,607
Foreign currency translation adjustments													(95,844)										(95,844)					(95,844)
Net loss													(1,145,571)								(1,145,571)				152,529			(993,042)
Ending balance (in shares) at Sep. 30, 2025																94,610,968
Ending balance at Sep. 30, 2025													$ (13,633,055)			$ 9,460			$ 43,454,545		$ (57,134,144)		$ 37,084		$ 1,880,439			$ (11,752,616)